Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Logistics) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	$ (212,541,057)	$ (192,230,147)	$ (197,332,486)
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	2,121,045	(3,161,108)	426,560
Construction in progress | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	$ 2,121,045	(2,927,035)
Vessel | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net			303,516
Land and transport (white pipelines) | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net		$ (234,073)	$ 123,044